Related Party Transactions - Schedule of Major Related Parties and Their Relationship and Related Party Balances (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Yin Shenping (Mr. Yin )[Member]
Related Party Transaction [Line Items]
Related parties and their relationship		Chairman of the Board
Beijing Baihengda Petroleum Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Related parties and their relationship		Mr. Yin holds 10% equity interest in Beijing Baihengda
Fengqi (Beijing) Zhineng Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties and their relationship		Mr. Yin is the director and a minority shareholder
Cost of revenues	[1]	$ 2,645,465	$ 2,534,490
Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues		$ 2,645,465	$ 2,534,490

[1]	Mr. Yin became a 10% equity owner in Beijing Baihengda on March 18, 2025. For financial statements presentation purposes, the original loan payable was reclassified to loan payable - related party. See NOTE 12 – LOAN PAYABLE.